RECLAMATION AND REMEDIATION LIABILITIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Apr. 15, 2020
Reclamation And Remediation Liabilities [Abstract]
Discount rate, Description	decreased from 2.39% to 1.65%	decreased from 2.39% to 1.65%	decreased from 3.02% to 2.39%	decreased from 3.02% to 2.39%
Inflation rates, Description	1.50% for 2021 and 2.0% for the following years	1.50% for 2021 and 2.0% for the following years	ranged between 2.0% and 2.3%	ranged between 2.0% and 2.3%	ranged between 2.0% and 2.3%
Market risk premium, Description			2.5% for the second and third year and 5% for the fourth year and thereafter	2.5% for the second and third year and 5% for the fourth year and thereafter
Current reclamation and remediation liability	$ 2,444,386		$ 2,319,140
Reclamation spending	1,985,571		2,269,653
Reclamation and remediation bonds	$ 4,503,473	$ 3,537,129	$ 3,855,915	$ 2,968,829
Percentage of management fee	2.50%	2.50%
Cash collateral requirement percentage			50.00%			0.00%